Description of the Plan - Additional Information (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) Hours	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Eligibility and participation description	The Plan provides that employees with one year of service and 1,000 hours of service each year become eligible to participate in the profit sharing portion of the Plan. Employees are eligible to receive the Company profit sharing contribution on the earlier of the first day of the Plan year or the first day of the seventh month of the Plan year after satisfying eligibility requirements.
Employee benefit plan, defined contribution plan, minimum service period for eligibility	1 year
Employee benefit plan, defined contribution plan, minimum service hour for eligibility | Hours	1,000
Contributions, description	Each year, participants may contribute up to a percentage of their annual compensation as defined in the Plan Agreement. Participants may also elect to designate their contributions as pretax contributions, Roth contributions, or a combination of pretax and Roth contributions. In addition, all employees who are eligible to make elective deferral contributions under the Plan and have attained age 50 shall be eligible to make catch-up contributions in accordance with the Plan Agreement. Beginning in 2025, employees turning age 60 to 63 during the calendar year may make additional catch-up contributions annually. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans.
Percentage of compensation withheld from new employee's paycheck each payroll period	3.00%
Increases in employee's contribution rate by percent annually	1.00%
Employee's contributions maximum percentage	9.00%
Company matching contribution	50.00%	50.00%
Participant's contributions, percentage	9.00%	9.00%
Company contributed amount	$ 21,025,963	$ 15,045,793
Amount included in employer contributions receivable	1,117,220	815,955
Total profit sharing contributions		1,000,000
Company made total profit sharing contributions		2,000,000
Profit sharing contributions included in employer contributions receivable		1,000,000
Minimum, participants may borrow from their accounts	$ 1,000
Percentage of vested balance	50.00%
Maximum, participants may borrow from their accounts	$ 50,000
Prime rate plus interest rate	2.00%
Vested percentage after two years of service	50.00%
Vested percentage after three years of service	100.00%
Available forfeited nonvested accounts	$ 27,290	27,090
Forfeited nonvested amounts used to reduce Company contributions	$ 26,387	$ 120,520
Benefits	A participant’s account balance, to the extent it is vested, will be paid upon request to participants who have become disabled, retired or otherwise left the Company. Employees are not allowed to withdraw any portion of the Employer contributions prior to age 59½; however, subject to the Plan’s restrictions, participants may withdraw all or a portion of their account balances from certain sources while remaining employed.
Maximum
EBP, Description of Plan [Line Items]
Interest	10.50%
Vested account balance	$ 7,000
Maximum | Balance Distributed to Participant in Cash
EBP, Description of Plan [Line Items]
Deferred vested account balance	1,000
Maximum | Balance Rolled Over to IRA Account with Fidelity Investments
EBP, Description of Plan [Line Items]
Deferred vested account balance	$ 7,000
Minimum
EBP, Description of Plan [Line Items]
Interest	2.25%
Minimum | Balance Rolled Over to IRA Account with Fidelity Investments
EBP, Description of Plan [Line Items]
Deferred vested account balance	$ 1,000